Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	73 Months Ended	76 Months Ended	79 Months Ended	82 Months Ended	85 Months Ended	88 Months Ended	91 Months Ended	94 Months Ended	97 Months Ended	100 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Sep. 12, 2017	Sep. 30, 2017	Jun. 30, 2020	Dec. 31, 2017	Sep. 30, 2020	Mar. 31, 2018	Dec. 31, 2020	Jun. 30, 2018	Mar. 31, 2021	Sep. 30, 2018	Jun. 30, 2021	Dec. 31, 2018	Sep. 30, 2021	Mar. 31, 2019	Dec. 31, 2021	Jun. 30, 2019	Mar. 31, 2022	Sep. 30, 2019	Jun. 30, 2022	Dec. 31, 2019	Sep. 30, 2022	Mar. 31, 2020	Dec. 31, 2022	Jun. 30, 2020	Mar. 31, 2023	Sep. 30, 2020	Jun. 30, 2023	Dec. 31, 2020	Sep. 30, 2023	Mar. 31, 2021	Dec. 31, 2023	Jun. 30, 2021	Mar. 31, 2024	Sep. 30, 2021	Jun. 30, 2024	Dec. 31, 2021	Sep. 30, 2024	Mar. 31, 2022	Dec. 31, 2024	Jun. 30, 2022	Mar. 31, 2025	Sep. 30, 2022	Jun. 30, 2025	Dec. 31, 2022	Sep. 30, 2025	Mar. 31, 2023	Dec. 31, 2025	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000191032
Account Value [Line Items]
Accumulated Value			$ 10,000	$ 9,972		$ 10,124		$ 10,237		$ 10,126		$ 10,116		$ 10,282		$ 10,660		$ 10,976		$ 11,249		$ 11,208		$ 10,905		$ 11,404		$ 11,603		$ 11,834		$ 11,620		$ 11,665		$ 11,657		$ 11,638		$ 11,244		$ 10,626		$ 10,222		$ 10,238		$ 10,542		$ 10,647	$ 10,567	$ 11,250	$ 11,295	$ 11,260	$ 11,590	$ 11,649	$ 11,678	$ 11,896	$ 11,994	$ 12,064
C000191033
Account Value [Line Items]
Accumulated Value			10,000	9,970		10,101		10,215		10,084		10,078		10,236		10,593		10,897		11,159		11,119		10,798		11,285		11,471		11,699		11,465		11,500		11,469		11,451		11,056		10,444		10,040		10,051		10,332		10,442	10,344	11,008	11,033	11,006	11,324	11,362	11,397	11,591	11,682	11,758
C000191034
Account Value [Line Items]
Accumulated Value			500,000	498,621		506,235		512,044		506,644		506,349		514,837		533,991		549,972		563,865		562,528		546,955		572,250		582,389		594,693		583,478		585,957		585,119		584,936		565,403		534,168		514,109		515,843		530,804		537,081	533,315	567,450	570,036	569,340	586,416	589,094	591,562	602,978	607,705	612,360
C000218089
Account Value [Line Items]
Accumulated Value	$ 9,947	$ 10,000			$ 10,430		$ 10,628		$ 10,857		$ 10,665		$ 10,724		$ 10,733		$ 10,743		$ 10,387		$ 9,837		$ 9,482		$ 9,515		$ 9,816		$ 9,933		$ 9,877		$ 10,536		$ 10,598		$ 10,586		$ 10,918		$ 10,996		$ 11,043		$ 11,271		$ 11,388		$ 11,491
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000	9,887		9,993		10,129		9,848		9,757		9,873		10,091		10,423		10,498		10,549		10,514		10,863		11,152		11,519		11,005		11,149		11,051		10,977		10,300		9,449		8,793		9,193		9,470		9,325	8,990	9,718	9,516	9,411	10,068	9,554	9,806	10,249	10,310	10,335
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000	9,887		9,993		10,129		9,848		9,757		9,873		10,091		10,423		10,498		10,549		10,514		10,863		11,152		11,519		11,005		11,149		11,051		10,977		10,300		9,449		8,793		9,193		9,470		9,325	8,990	9,718	9,516	9,411	10,068	9,554	9,806	10,249	10,310	10,335
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000	494,342		499,666		506,468		492,377		487,829		493,671		504,541		521,163		524,890		527,436		525,712		543,169		557,625		575,940		550,249		557,471		552,546		548,831		515,018		472,467		439,657		459,654		473,475		466,231	449,511	485,924	475,802	470,547	503,405	477,716	490,307	512,454	515,504	516,736
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,896	10,000			10,225		10,497		10,842		10,358		10,494		10,402		10,332		9,695		8,894		8,276		8,653		8,913		8,777		8,462		9,147		8,957		8,858		9,476		8,993		9,230		9,647		9,704		9,727
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Account Value [Line Items]
Accumulated Value			10,000	9,969		10,082		10,177		10,225		10,208		10,402		10,709		11,003		11,315		11,189		11,246		11,444		11,521		11,630		11,409		11,449		11,459		11,467		11,003		10,562		10,329		10,348		10,643		10,721	10,638	11,208	11,273	11,286	11,679	11,765	11,745	11,972	12,032	12,094
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Account Value [Line Items]
Accumulated Value			10,000	9,969		10,082		10,177		10,225		10,208		10,402		10,709		11,003		11,315		11,189		11,246		11,444		11,521		11,630		11,409		11,449		11,459		11,467		11,003		10,562		10,329		10,348		10,643		10,721	10,638	11,208	11,273	11,286	11,679	11,765	11,745	11,972	12,032	12,094
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Account Value [Line Items]
Accumulated Value			$ 500,000	$ 498,456		$ 504,104		$ 508,827		$ 511,260		$ 510,413		$ 520,076		$ 535,464		$ 550,165		$ 565,737		$ 559,453		$ 562,282		$ 572,183		$ 576,055		$ 581,495		$ 570,456		$ 572,448		$ 572,956		$ 573,360		$ 550,138		$ 528,087		$ 516,438		$ 517,380		$ 532,171		$ 536,073	$ 531,889	$ 560,404	$ 563,661	$ 564,280	$ 583,931	$ 588,264	$ 587,266	$ 598,621	$ 601,577	$ 604,708
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Account Value [Line Items]
Accumulated Value	$ 9,994	$ 10,000			$ 10,170		$ 10,239		$ 10,336		$ 10,139		$ 10,175		$ 10,184		$ 10,191		$ 9,778		$ 9,386		$ 9,179		$ 9,196		$ 9,459		$ 9,528		$ 9,454		$ 9,961		$ 10,019		$ 10,030		$ 10,379		$ 10,456		$ 10,438		$ 10,640		$ 10,692		$ 10,748